INVESTMENTS - Investments held to maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 5,181	$ 5,027
Unrealized Gains	113	81
Unrealized Losses	(5)
Fair Value	5,289	5,108
All Other Corporate Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,740	4,691
Unrealized Gains	113	81
Unrealized Losses	(5)
Fair Value	4,848	4,772
Money Market Funds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	441	336
Fair Value	$ 441	$ 336